Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Movements of Deferred Income Tax Liabilities
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Computer Software, Property and Equipment	Equity Method Investments	Other	Total
December 31, 2018	528	18	463	239	1,248
Impact of IFRS 16 adoption	-	38	-	10	48
Acquisitions	63	16	-	-	79
Benefit to income statement – continuing operations	(11)	(19)	(158)	(62)	(250)
Benefit to income statement – discontinued operations	-	(4)	(2)	-	(6)
Benefit to other comprehensive income	-	-	(9)	-	(9)
Disposals of businesses	(2)	(12)	-	-	(14)
Translation and other, net	-	1	-	13	14
December 31, 2019	578	38	294	200	1,110
Acquisitions	5	2	-	-	7
(Benefit) expense to income statement – continuing operations	(33)	(19)	(159)	48	(163)
Expense to other comprehensive income	-	-	36	-	36
Translation and other, net	(4)	2	1	2	1
December 31, 2020	546	23	172	250	991

Summary of Movements of Deferred Income Tax Assets

Deferred tax assets	Tax Losses	Goodwill and Other Identifiable Intangible Assets (1)	Employee Benefits and Compensation	Other	Total
December 31, 2018	73	11	238	177	499
Impact of IFRS 16 adoption	-	-	-	45	45
Benefit (expense) to income statement - continuing operations	7	1,158	(5)	(15)	1,145
Expense to income statement - discontinued operations	(7)	-	-	(6)	(13)
Benefit to other comprehensive income	-	-	12	-	12
Benefit to equity	-	-	8	-	8
Disposals of businesses	-	-	-	(1)	(1)
Translation and other, net	18	(1)	-	(2)	15
December 31, 2019	91	1,168	253	198	1,710
Benefit (expense) to income statement - continuing operations	29	(59)	(24)	122	68
Benefit to income statement - discontinued operations	-	-	-	4	4
Expense to other comprehensive income	-	-	(17)	-	(17)
Benefit to equity	-	-	3	-	3
Translation and other, net	11	1	(1)	22	33
December 31, 2020	131	1,110	214	346	1,801
Net deferred tax asset at December 31, 2019					600
Net deferred tax asset at December 31, 2020					810
(1) The 2019 period included a $1.2 billion increase in the tax basis of assets owned by a foreign subsidiary.

Summary of Estimated Recovery Period for Deferred Tax Balances
The estimated recovery period for the deferred tax balances is shown below:

	December 31,

	2020	2019
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	866	1,107
Deferred tax liabilities to be recovered within 12 months	125	3
Total deferred tax liabilities	991	1,110

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,666	1,616
Deferred tax assets to be recovered within 12 months	135	94
Total deferred tax assets	1,801	1,710
Net deferred tax asset	810	600

Summary of Tax Losses and Other Tax Attributes
At December 31, 2020, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets (1)
Canadian net operating losses	2,130	562	(559)	3
Net operating losses – other jurisdictions	1,911	491	(430)	61
Capital losses	737	162	(99)	63
Investment in subsidiaries	300	75	(75)	-
Other deductible temporary differences	30	8	(8)	-
U.S. state net operating losses (2)	n/m	12	(10)	2
Other attributes and credits (3)	n/m	87	(7)	80
Total		1,397	(1,188)	209
(1) Includes tax losses of $131 million and $78 million of other deferred tax assets.
(2) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(3) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.